BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
LONG POSITIONS—98.2%
COMMON STOCKS—96.4%
Communication Services—8.7%
Activision Blizzard, Inc.	29,444	$1,725,418
Alphabet, Inc., Class A*	4,386	12,447,249
Alphabet, Inc., Class C*	1,984	5,652,495
Charter Communications, Inc., Class A*	4,523	2,923,125
Gray Television, Inc.	243,924	5,029,713
Live Nation Entertainment, Inc.*	21,611	2,304,813
Meta Platforms, Inc., Class A*†	51,970	16,862,186
Nexstar Media Group, Inc., Class A	43,748	6,540,326
TEGNA, Inc.	355,749	7,026,043
T-Mobile US, Inc.*	35,504	3,863,190
Yelp, Inc.*†	41,674	1,428,585
		65,803,143
Consumer Discretionary—10.0%
AutoNation, Inc.*	14,898	1,845,117
AutoZone, Inc.*	3,794	6,893,964
Callaway Golf Co.*†	129,986	3,504,422
Carter's, Inc.	17,248	1,742,565
Dollar General Corp.	14,111	3,122,764
eBay, Inc.†	35,626	2,403,330
Flutter Entertainment PLC*	29,179	3,959,882
Foot Locker, Inc.	37,139	1,695,024
GVC Holdings PLC*	149,347	3,319,550
Harley-Davidson, Inc.†	141,975	5,200,544
Hasbro, Inc.	31,035	3,007,602
Kohl's Corp.	30,816	1,578,704
LKQ Corp.	52,692	2,945,483
Mohawk Industries, Inc.*	11,262	1,890,552
Polaris, Inc.	21,222	2,372,407
PVH Corp.	7,814	834,379
Restaurant Brands International, Inc.	41,454	2,322,668
Ross Stores, Inc.	20,870	2,276,708
Sony Corp. - SP ADR	11,794	1,437,099
Stride, Inc.*	138,999	4,744,036
Tempur Sealy International, Inc.	28,550	1,223,082
TJX Cos., Inc., (The)	32,067	2,225,450
Travel + Leisure Co.	67,264	3,310,734
Ulta Beauty, Inc.*	9,002	3,456,318
Whirlpool Corp.	11,028	2,401,237
Wyndham Hotels & Resorts, Inc.	29,566	2,349,906
Wynn Macau Ltd.*	3,589,200	3,178,185
		75,241,712
Consumer Staples—4.1%
Coca-Cola European Partners PLC†	88,940	4,390,968
Coca-Cola HBC AG*	64,421	1,983,863
Keurig Dr Pepper, Inc.	167,975	5,709,470
Nomad Foods Ltd.*	132,180	3,157,780
Philip Morris International, Inc.	63,361	5,445,244
Procter & Gamble Co., (The)	21,701	3,137,531
SWEDISH MATCH*	320,590	2,338,979
Turning Point Brands, Inc.	60,227	2,288,626
US Foods Holding Corp.*	93,116	2,925,705
		31,378,166
Energy—11.3%
Canadian Natural Resources Ltd.	89,732	3,662,860
Cenovus Energy, Inc.	430,584	5,109,909
ChampionX Corp.*†	27,629	563,908
ConocoPhillips†	51,456	3,608,609
Coterra Energy, Inc.	234,186	4,702,455
Devon Energy Corp.	86,386	3,633,395
Diamondback Energy, Inc.†	29,110	3,106,910
Enerplus Corp.	280,116	2,646,679
EOG Resources, Inc.	16,298	1,417,926
Halliburton Co.†	169,388	3,657,087
Helmerich & Payne, Inc.	93,902	2,108,100
HollyFrontier Corp.	167,446	5,411,855
Kosmos Energy Ltd.*	851,474	3,116,395
Marathon Petroleum Corp.	88,279	5,371,777
MEG Energy Corp.*	343,291	2,794,807
National Energy Services Reunited Corp.*	156,907	1,554,948
Parex Resources, Inc.	78,481	1,258,203
PDC Energy, Inc.	60,930	3,072,700
Pioneer Natural Resources Co.	25,293	4,510,248
Range Resources Corp.*	176,896	3,460,086
Schlumberger Ltd.	171,252	4,911,507
Valero Energy Corp.	83,417	5,583,934
Viper Energy Partners LP	157,627	3,398,438
Whitehaven Coal Ltd.*	1,721,030	2,953,496
Whiting Petroleum Corp.*	55,797	3,609,508
		85,225,740
Financials—16.2%
Allstate Corp., (The)†	24,097	2,619,826
American International Group, Inc.†	38,897	2,045,982
Ameriprise Financial, Inc.†	33,280	9,637,888
Artisan Partners Asset Management, Inc., Class A	57,312	2,563,566
Bank of America Corp.†	131,127	5,831,218
Bank of New York Mellon Corp., (The)†	41,213	2,258,060
Berkshire Hathaway, Inc., Class B*†	10,294	2,848,247
BNP Paribas SA	29,779	1,850,746
Capital One Financial Corp.	26,162	3,676,546
Charles Schwab Corp., (The)	49,465	3,828,096
Citigroup, Inc.†	69,368	4,418,742
DBS Group Holdings Ltd.	64,500	1,404,978
Discover Financial Services†	36,443	3,930,377
East West Bancorp, Inc.	47,471	3,655,267
Everest Re Group Ltd.	10,378	2,660,712
Fifth Third Bancorp†	138,179	5,824,245
Goldman Sachs Group, Inc., (The)†	9,532	3,631,597
Hana Financial Group, Inc.	37,423	1,243,839
Huntington Bancshares, Inc.†	331,319	4,916,774
ING Groep NV	207,144	2,861,363
JPMorgan Chase & Co.†	37,365	5,934,683
KeyCorp†	246,726	5,536,531
Moody's Corp.	9,945	3,884,915
NatWest Group PLC	554,678	1,562,919
Navient Corp.†	55,084	1,086,807
Nordea Bank Abp	241,983	2,865,797
Regions Financial Corp.	183,410	4,172,577
Renaissance Holdings Ltd.	9,726	1,498,874
S&P Global, Inc.	4,923	2,243,559
SLM Corp.	182,465	3,244,228
Synchrony Financial	86,491	3,873,932
Truist Financial Corp.†	91,231	5,410,911
UBS Group AG	106,976	1,848,545
United Overseas Bank Ltd.	82,200	1,538,466
Wells Fargo & Co.†	134,643	6,433,242
		122,844,055
Health Care—12.4%
Abbott Laboratories†	30,174	3,794,984
AbbVie, Inc.†	74,000	8,530,720
Amedisys, Inc.*	6,178	862,758
AmerisourceBergen Corp.	6,380	738,485
Amgen, Inc.	17,875	3,554,980
Anthem, Inc.†	7,362	2,990,665
AstraZeneca PLC	21,657	2,374,355
Avantor, Inc.*†	100,112	3,952,422
Biogen, Inc.*	4,340	1,023,112
Boston Scientific Corp.*†	51,063	1,943,968
Centene Corp.*	36,406	2,599,752
Cigna Corp.†	13,405	2,572,420
CVS Health Corp.†	44,239	3,939,925
Envista Holdings Corp.*	50,746	1,968,945
HCA Healthcare, Inc.	15,060	3,397,385
Humana, Inc.	6,227	2,613,534
ICON PLC*	7,739	2,093,167
IQVIA Holdings, Inc.*	4,675	1,211,433
Jazz Pharmaceuticals PLC*	1,806	216,485
Johnson & Johnson†	28,357	4,421,707
Medtronic PLC	13,494	1,439,810
Merck & Co., Inc.	4,009	300,314
Molina Healthcare, Inc.*	1,428	407,237
Novartis AG - SP ADR	20,905	1,666,129
Novo Nordisk A/S, Class B	14,650	1,568,283
Ortho Clinical Diagnostics Holdings PLC*	106,264	2,033,893
Pfizer, Inc.	30,936	1,662,191
R1 RCM, Inc.*	45,733	1,089,360
Sanofi	23,966	2,278,254
Sotera Health Co.*	96,087	2,050,497
Stryker Corp.	8,208	1,942,259
Syneos Health, Inc.*	7,084	688,281
Thermo Fisher Scientific, Inc.	10,766	6,813,048
UCB SA	10,704	1,170,473
UnitedHealth Group, Inc.	21,466	9,535,627
Universal Health Services, Inc., Class B	11,698	1,388,904
Zimmer Biomet Holdings, Inc.	24,572	2,938,811
		93,774,573
Industrials—12.5%
Advanced Drainage Systems, Inc.	34,842	4,310,304
AGCO Corp.	21,152	2,331,162
Allegion PLC	15,233	1,883,408
Allison Transmission Holdings, Inc.†	31,059	1,074,331
Altra Industrial Motion Corp.	22,333	1,177,172
AMETEK, Inc.†	11,117	1,517,471
ASGN, Inc.*	33,811	4,114,123
Boeing Co., (The)*	11,497	2,274,681
BWX Technologies, Inc.	65,929	3,144,813
Canadian National Railway Co.	53,806	6,810,225
Caterpillar, Inc.	7,073	1,367,565
Clean Harbors, Inc.*	28,440	2,884,954
Deere & Co.	3,290	1,136,827
Dover Corp.†	10,022	1,642,105
Eaton Corp., PLC†	7,748	1,255,641
General Dynamics Corp.	13,900	2,626,683
Hexcel Corp.*	58,986	3,030,701
Howmet Aerospace, Inc.	102,276	2,877,024
Huron Consulting Group, Inc.*	69,543	3,177,420
Leidos Holdings, Inc.†	43,758	3,846,766
Maxar Technologies, Inc.	20,434	562,548
Middleby Corp., (The)*†	5,934	1,036,551
Norfolk Southern Corp.	10,693	2,836,532
Oshkosh Corp.	12,342	1,327,999
Otis Worldwide Corp.	31,369	2,522,068
Owens Corning†	20,123	1,707,235
Pagegroup PLC	414,875	3,478,856
Parker-Hannifin Corp.†	4,048	1,222,739
Regal Rexnord Corp.	12,954	2,048,027
Resideo Technologies, Inc.*	98,926	2,580,979
Robert Half International, Inc.†	17,568	1,953,035
Science Applications International Corp.	56,234	4,717,470
Sensata Technologies Holding PLC*	30,540	1,701,078
Teleperformance	7,777	3,198,922
Textron, Inc.	24,387	1,726,600
Union Pacific Corp.	1,291	304,211
Vertiv Holdings Co.	96,757	2,480,849
WESCO International, Inc.*	26,437	3,281,625
Westinghouse Air Brake Technologies Corp.	35,198	3,124,526
		94,295,226
Information Technology—14.0%
Amdocs Ltd.†	36,545	2,551,572
Applied Materials, Inc.	37,134	5,465,753
Arrow Electronics, Inc.*†	15,645	1,903,214
Broadcom, Inc.	7,832	4,336,422
Capgemini SA	21,744	5,020,050
Cisco Systems, Inc.†	121,760	6,677,318
Cognizant Technology Solutions Corp., Class A	69,218	5,397,620
Concentrix Corp.	28,822	4,784,452
Fidelity National Information Services, Inc.	22,150	2,314,675
FleetCor Technologies, Inc.*	27,712	5,739,987
Flex Ltd.*†	158,310	2,707,101
Global Payments, Inc.	16,810	2,001,062
HP, Inc.†	68,445	2,414,740
Jabil, Inc.†	73,875	4,318,732
KLA-Tencor Corp.	9,191	3,751,123
Micron Technology, Inc.	50,536	4,245,024
Microsoft Corp.†	23,493	7,766,551
NetApp, Inc.	51,916	4,614,294
NortonLifeLock, Inc.	203,551	5,058,242
NXP Semiconductors NV	14,089	3,146,919
Oracle Corp.†	34,108	3,094,960
Qorvo, Inc.*	30,072	4,397,429
QUALCOMM, Inc.	35,584	6,425,047
Samsung Electronics Co., Ltd.	33,629	2,018,622
SS&C Technologies Holdings, Inc.	63,017	4,810,088
Western Digital Corp.*	11,952	691,304
		105,652,301
Materials—6.0%
Avery Dennison Corp.	11,517	2,361,791
Axalta Coating Systems Ltd.*	149,223	4,524,441
Corteva, Inc.†	107,921	4,856,445
Crown Holdings, Inc.	32,662	3,455,640
DuPont de Nemours, Inc.	89,708	6,634,804
Ferroglobe PLC*	539,558	3,242,743
FMC Corp.	17,164	1,719,661
Graphic Packaging Holding Co.	90,682	1,790,063
Ingevity Corp.*	23,778	1,709,876
Linde PLC	7,247	2,305,561
Mosaic Co., (The)†	56,355	1,928,468
Scotts Miracle-Gro Co., (The)	19,929	2,887,513
Tronox Holdings PLC, Class A	102,646	2,257,185
Valvoline, Inc.†	107,964	3,678,333
West Fraser Timber Co., Ltd.	21,836	1,795,494
		45,148,018
Real Estate—1.1%
Host Hotels & Resorts, Inc.*†	147,622	2,317,665
Klepierre SA*	78,036	1,642,084
Lamar Advertising Co., Class A	24,384	2,664,196
Ventas, Inc.	38,709	1,816,226
		8,440,171
Utilities—0.1%
CenterPoint Energy, Inc.	35,196	911,928
TOTAL COMMON STOCKS
(Cost $503,335,956)		728,715,033
WARRANTS—0.2%
Energy—0.2%
Vista Oil & Gas SAB de CV *	4,959,034	925,085
TOTAL WARRANTS
(Cost $744,008)		925,085

SHORT-TERM INVESTMENTS—1.6%
U.S. Bank Money Market Deposit Account, 0.01%(a)	12,458,418	12,458,418
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,458,418)		12,458,418
TOTAL LONG POSITIONS—98.2%
(Cost $516,538,382)		742,098,536
SECURITIES SOLD SHORT—(23.9%)
COMMON STOCKS—(23.9%)
Communication Services—(1.2%)
Angi, Inc.*	(36,670)	(352,399)
Bilibili, Inc. - SP ADR*	(5,782)	(381,670)
Cinemark Holdings, Inc.*	(65,196)	(1,011,842)
IMAX Corp.*	(134,701)	(2,221,219)
New York Times Co., (The), Class A	(39,990)	(1,899,525)
Pearson PLC	(55,008)	(434,969)
Proximus SADP	(106,248)	(1,931,274)
Telia Co., AB	(158,764)	(613,619)
		(8,846,517)
Consumer Discretionary—(4.9%)
Aston Martin Lagonda Global Holdings PLC*	(125,681)	(2,482,155)
CarMax, Inc.*	(20,150)	(2,846,187)
Chewy, Inc., Class A*	(31,007)	(2,116,538)
Crocs, Inc.*	(11,070)	(1,815,701)
Dick's Sporting Goods, Inc.	(12,162)	(1,429,765)
Dometic Group AB	(237,791)	(3,254,625)
DraftKings, Inc., Class A*	(51,841)	(1,791,107)
Fiverr International Ltd.*	(7,365)	(1,043,031)
Fox Factory Holding Corp.*	(17,721)	(3,114,820)
Fujitsu General Ltd.	(81,700)	(1,858,879)
Hovnanian Enterprises, Inc., Class A*	(32,922)	(3,144,380)
Hyatt Hotels Corp., Class A*	(24,273)	(1,911,984)
LGI Homes, Inc.*	(16,227)	(2,331,171)
Overstock.com, Inc.*	(18,789)	(1,677,106)
Shake Shack, Inc., Class A*	(10,417)	(760,337)
Whitbread PLC*	(74,124)	(2,763,013)
Williams-Sonoma, Inc.	(9,915)	(1,931,839)
WW International, Inc.*	(33,467)	(562,915)
		(36,835,553)
Consumer Staples—(2.8%)
B&G Foods, Inc.	(70,129)	(2,112,987)
Beyond Meat, Inc.*	(22,661)	(1,592,162)
Cal-Maine Foods, Inc.	(80,231)	(2,893,130)
Campbell Soup Co.	(48,398)	(1,951,891)
Clorox Co., (The)	(14,624)	(2,381,518)
Essity AB, Class B	(72,313)	(2,309,105)
Fevertree Drinks PLC	(25,469)	(877,295)
Kimberly-Clark Corp.	(14,793)	(1,927,676)
Kose Corp.	(14,900)	(1,793,008)
Nissin Foods Holdings Co., Ltd.	(30,600)	(2,249,211)
Sprouts Farmers Market, Inc.*	(49,113)	(1,299,530)
		(21,387,513)
Energy—(0.8%)
Devon Energy Corp.	0	(3)
Gevo, Inc.*	(237,336)	(1,364,682)
Green Plains, Inc.*	(23,660)	(914,459)
Neste Oyj	(37,542)	(1,775,613)
Renewable Energy Group, Inc.*	(35,548)	(1,698,484)
		(5,753,241)
Financials—(2.2%)
Ashmore Group PLC	(187,118)	(743,247)
Commerce Bancshares, Inc.	0	(28)
Credit Suisse Group AG	(78,549)	(758,423)
CVB Financial Corp.	(147,592)	(2,820,483)
Deutsche Bank AG*	(32,606)	(391,330)
eHealth, Inc.*	(7,991)	(176,441)
GoHealth, Inc., Class A*	(76,758)	(271,723)
Hang Seng Bank Ltd.	(180,200)	(3,186,536)
Hargreaves Lansdown PLC	(102,850)	(1,825,502)
Independent Bank Corp.	(7,108)	(561,958)
Trustmark Corp.	(34,373)	(1,052,158)
United Bankshares, Inc.	(91,567)	(3,271,689)
WisdomTree Investments, Inc.	(329,025)	(2,020,213)
		(17,079,731)
Health Care—(1.8%)
Alignment Healthcare, Inc.*	(44,733)	(725,122)
Allogene Therapeutics, Inc.*	(31,904)	(589,905)
Ambu A/S, Class B	(31,576)	(895,584)
Cassava Sciences, Inc.*	(18,647)	(997,428)
CureVac NV*	(15,049)	(725,663)
Epizyme, Inc.*	(108,419)	(354,530)
Gerresheimer AG	(14,953)	(1,371,671)
Glaukos Corp.*	(15,629)	(672,516)
Global Blood Therapeutics, Inc.*	(14,579)	(412,002)
GoodRx Holdings, Inc., Class A*	(21,578)	(861,394)
Hims & Hers Health, Inc.*	(117,651)	(770,614)
Idorsia Ltd.*	(34,576)	(607,213)
Inovio Pharmaceuticals, Inc.*	(52,307)	(378,703)
Nevro Corp.*	(2,813)	(244,956)
Oxford Nanopore Technologies PLC*	(111,966)	(1,027,470)
Progyny, Inc.*	(12,432)	(631,173)
Royalty Pharma PLC, Class A	(26,229)	(1,043,127)
Rubius Therapeutics, Inc.*	(29,988)	(370,652)
Teladoc Health, Inc.*	(7,004)	(709,155)
		(13,388,878)
Industrials—(4.8%)
AECOM Technology Corp.*	(18,757)	(1,293,108)
Array Technologies, Inc.*	(77,611)	(1,398,162)
Atlas Air Worldwide Holdings, Inc.*	(32,144)	(2,816,136)
Blade Air Mobility, Inc.*	(109,956)	(966,513)
Dun & Bradstreet Holdings, Inc.*	(86,050)	(1,634,950)
Enerpac Tool Group Corp.	(49,107)	(1,036,649)
FedEx Corp.	(15,731)	(3,623,950)
General Electric Co.	(39,912)	(3,791,241)
Healthcare Services Group, Inc.	(41,673)	(729,277)
MSA Safety, Inc.	(16,749)	(2,400,467)
Nel ASA*	(481,426)	(993,541)
Nielsen Holdings PLC	(115,703)	(2,216,869)
NTN Corp.*	(656,400)	(1,205,763)
Proto Labs, Inc.*	(17,807)	(892,487)
Qantas Airways Ltd.*	(850,612)	(3,040,676)
Singapore Airlines Ltd.*	(870,200)	(3,098,808)
Spirit Airlines, Inc.*	(60,337)	(1,261,647)
Trex Co., Inc.*	(18,528)	(2,459,963)
Xinyi Glass Holdings Ltd.	(722,000)	(1,761,184)
		(36,621,391)
Information Technology—(2.0%)
Allegro MicroSystems, Inc.*	(66,324)	(2,071,298)
Appfolio, Inc., Class A*	(15,882)	(1,913,622)
Canadian Solar, Inc.*	(26,254)	(996,077)
Duck Creek Technologies, Inc.*	(43,860)	(1,253,957)
Itron, Inc.*	(22,046)	(1,364,868)
Landis+Gyr Group AG*	(20,639)	(1,288,213)
Melexis NV	(18,635)	(2,169,778)
Palantir Technologies, Inc.*, Class A	(58,081)	(1,199,373)
WiseTech Global Ltd.	(36,151)	(1,324,307)
Xinyi Solar Holdings Ltd.	(752,000)	(1,382,843)
		(14,964,336)
Materials—(2.9%)
Antofagasta PLC	(171,179)	(3,129,624)
Cleveland-Cliffs, Inc.*	(82,228)	(1,673,340)
Compass Minerals International, Inc.	(17,703)	(861,251)
Danimer Scientific, Inc.*	(128,024)	(1,707,840)
Diversey Holdings Ltd.*	(131,877)	(1,738,139)
Johnson Matthey PLC	(25,799)	(716,746)
KGHM Polska Miedz SA	(57,018)	(1,957,459)
Nippon Paper Industries Co., Ltd.	(281,400)	(2,640,348)
Southern Copper Corp.	(38,827)	(2,271,379)
Sumitomo Osaka Cement Co., Ltd.	(26,000)	(787,398)
Wheaton Precious Metals Corp.	(66,214)	(2,765,759)
Yara International ASA	(28,585)	(1,403,246)
		(21,652,529)
Real Estate—(0.5%)
Howard Hughes Corp., (The)*	(21,327)	(1,748,601)
KE Holdings, Inc. - ADR*	(18,448)	(369,145)
SL Green Realty Corp.	(26,322)	(1,827,536)
		(3,945,282)
TOTAL COMMON STOCKS
(Proceeds $(213,039,224))		(180,474,971)
TOTAL SECURITIES SOLD SHORT—(23.9%)
(Proceeds $(213,039,224))		(180,474,971)
OTHER ASSETS IN EXCESS OF LIABILITIES—25.7%		194,130,874
NET ASSETS—100.0%		$755,754,439

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
LP	Limited Partnership
*	Non-income producing.
(a)	The rate shown is as of November 30, 2021.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of November 30, 2021, these securities amounted to $925,085 or 0.1% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

Contracts For Difference held by the Fund at November 30, 2021, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
United States
International Game Technology	Goldman Sachs	09/18/2025	0.08%	Monthly	128,348	$3,467,963	$(398,639)
Total Long						3,467,963	(398,639)

Short
Australia
Commonwealth Bank of Australia	Morgan Stanley	09/20/2022	0.04	Monthly	(47,081)	$(3,127,278)	$485,987
Belgium
Umicore SA	Morgan Stanley	09/20/2022	-0.49	Monthly	(56,877)	(2,774,315)	207,961
Canada
Cargojet, Inc.	Morgan Stanley	09/20/2022	0.25	Monthly	(17,612)	(2,307,641)	207,492
China
SKSHU Paint Co., Ltd., Class A	HSBC	09/20/2022	0.00	Monthly	(135,500)	(2,531,287)	287,647
France
JCDecaux SA	Morgan Stanley	09/20/2022	-0.49	Monthly	(82,569)	(2,116,289)	190,307
Germany
Deutsche Bank AG	Morgan Stanley	09/20/2022	-0.49	Monthly	(205,379)	(2,482,921)	133,809
Siemens Healthineers AG	Morgan Stanley	09/20/2022	-0.49	Monthly	(27,627)	(2,015,252)	(123,411)
						(4,498,173)	10,398
Indonesia
Bank Rakyat Indonesia Perser	Citigroup	03/30/2022	0.00	Monthly	(7,702,700)	(2,199,622)	37,284
Japan
Canon, Inc.	Morgan Stanley	09/20/2022	-0.04	Monthly	(88,000)	(1,946,300)	82,558
Hirose Electric Co., Ltd.	Morgan Stanley	09/20/2022	-0.04	Monthly	(11,700)	(1,971,823)	34,843
Nippon Shinyaku Co., Ltd.	Morgan Stanley	09/20/2022	-0.04	Monthly	(15,900)	(1,181,581)	81,365
						(5,099,704)	198,766
Saudi Arabia
Saudi Arabian Oil Co.	Goldman Sachs	09/18/2025	0.08	Monthly	(402,933)	(3,721,513)	268,294
South Korea
Sillajen, Inc.	Goldman Sachs	09/18/2025	0.08	Monthly	(307,496)	(842,539)	2,291,895
Sweden
Telia Co., AB	Morgan Stanley	09/20/2022	-0.06	Monthly	(486,936)	(1,885,523)	(6,594)
Switzerland
Credit Suisse Group AG	Morgan Stanley	09/20/2022	-0.71	Monthly	(260,951)	(2,533,190)	103,497
Vat Group AG	Morgan Stanley	09/20/2022	-0.71	Monthly	(3,737)	(1,803,269)	142,469
						(4,336,459)	245,966
Taiwan
Acer, Inc.	Goldman Sachs	09/18/2025	0.08	Monthly	(1,648,000)	(1,641,807)	(34,544)
Advantech Co., Ltd.	Macquarie	12/21/2021	0.08	Monthly	(173,000)	(2,376,809)	63,246
						(4,018,616)	28,701
Thailand
Thai Oil PCL	Morgan Stanley	09/22/2022	0.08	Monthly	(858,200)	(1,184,251)	236,943
United Kingdom
Domino's Pizza Group PLC	Morgan Stanley	09/20/2022	0.05	Monthly	(314,388)	(1,501,048)	68,364
Pearson PLC	Morgan Stanley	09/20/2022	0.05	Monthly	(165,308)	(1,304,155)	80,721
Whitbread PLC	Morgan Stanley	09/20/2022	0.05	Monthly	(19,909)	(742,176)	86,208
						(3,547,379)	235,293
United States
Alexandria Real Estate Equities, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(10,083)	(2,017,306)	61,882
Appian Corp.	Morgan Stanley	09/20/2022	0.08	Monthly	(13,738)	(1,021,420)	209,030
Bank of Hawaii Corp.	Morgan Stanley	09/20/2022	0.08	Monthly	(36,933)	(2,946,515)	292,680
Blackline, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(25,071)	(2,759,064)	367,349
Carvana Co.	Morgan Stanley	09/20/2022	0.08	Monthly	(5,820)	(1,632,044)	118,446
Ceridian HCM Holding, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(20,646)	(2,258,672)	232,940
Commerce Bancshares, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(48,228)	(3,366,314)	190,765
Community Bank System, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(46,928)	(3,315,932)	171,542
Compass Minerals International, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(17,703)	(861,251)	147,935
Credit Acceptance Corp.	Morgan Stanley	09/20/2022	0.08	Monthly	(5,894)	(3,683,161)	250,589
Cullen/Frost Bankers, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(29,666)	(3,734,653)	237,677
EastGroup Properties, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(9,425)	(1,919,873)	3,087
Ecolab, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(5,105)	(1,130,604)	60,983
Enerpac Tool Group Corp.	Morgan Stanley	09/20/2022	0.08	Monthly	(49,839)	(1,052,101)	87,647
Extra Space Storage, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(6,915)	(1,383,000)	(8,520)
First Financial Bankshares, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(73,933)	(3,690,735)	319,884
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	09/20/2022	0.08	Monthly	(12,631)	(1,628,262)	112,309
Fulgent Genetics, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(8,742)	(817,552)	5,053
Glacier Bancorp, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(48,515)	(2,634,365)	268,595
GoodRx Holdings, Inc., Class A	Morgan Stanley	09/20/2022	0.08	Monthly	(2,734)	(109,141)	62
Greif, Inc., Class A	Morgan Stanley	09/20/2022	0.08	Monthly	(37,685)	(2,286,726)	281,724
Guidewire Software, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(27,707)	(3,223,432)	159,938
Hamilton Lane, Inc., Class A	Morgan Stanley	09/20/2022	0.08	Monthly	(10,270)	(1,086,258)	62,166
Independent Bank Corp.	Morgan Stanley	09/20/2022	0.08	Monthly	(16,283)	(1,287,334)	140,271
International Paper Co.	Morgan Stanley	09/20/2022	0.08	Monthly	(42,238)	(1,922,674)	136,309
Jack Henry & Associates, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(11,472)	(1,739,499)	68,836
Lennox International, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(9,861)	(3,047,246)	121,490
Myriad Genetics, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(39,951)	(1,033,133)	160,530
National Beverage Corp.	Morgan Stanley	09/20/2022	0.08	Monthly	(39,304)	(2,041,450)	412,148
Novanta, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(20,402)	(3,293,903)	142,807
Okta, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(9,731)	(2,094,403)	512,858
Papa John's International, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(14,074)	(1,715,902)	103,895
Q2 Holdings, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(27,187)	(2,183,116)	229,310
Quaker Chemical Corp.	Morgan Stanley	09/20/2022	0.08	Monthly	(8,845)	(2,015,333)	347,817
RH	Morgan Stanley	09/20/2022	0.08	Monthly	(1,482)	(864,273)	100,450
Rite Aid Corp.	Morgan Stanley	09/20/2022	0.08	Monthly	(51,493)	(634,394)	69,473
RLI Corp.	Morgan Stanley	09/20/2022	0.08	Monthly	(22,223)	(2,284,080)	187,188
Stitch Fix, Inc., Class A	Morgan Stanley	09/20/2022	0.08	Monthly	(18,779)	(467,597)	142,496
Twitter, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(37,247)	(1,636,633)	304,189
Vail Resorts, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(4,162)	(1,380,577)	66,295
Westamerica Bancorporation	Morgan Stanley	09/20/2022	0.08	Monthly	(55,774)	(2,999,526)	169,916
Wolfspeed, Inc.	Morgan Stanley	09/20/2022	0.08	Monthly	(25,547)	(3,132,573)	491,558
						(84,332,027)	7,541,598
Total Short						(128,522,616)	12,467,939
Net unrealized gain/(loss) on Contracts For Difference							$12,069,300

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS LONG/SHORT RESEARCH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Long/Short Research Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Communication Services	$65,803,143	$65,803,143	$-	$-
Consumer Discretionary	75,241,712	64,784,095	10,457,617	-
Consumer Staples	31,378,166	27,055,324	4,322,842	-
Energy	85,225,740	82,272,244	2,953,496	-
Financials	122,844,055	109,515,947	13,328,108	-
Health Care	93,774,573	86,383,208	7,391,365	-
Industrials	94,295,226	91,096,304	3,198,922	-
Information Technology	105,652,301	98,613,629	7,038,672	-
Materials	45,148,018	45,148,018	-	-
Real Estate	8,440,171	6,798,087	1,642,084	-
Utilities	911,928	911,928	-	-
Warrants	925,085	-	-	925,085
Short-Term Investments	12,458,418	12,458,418	-	-
Contracts For Difference
Equity Contracts	12,641,009	10,349,114	2,291,895	-
Total Assets	$754,739,545	$701,189,459	$52,625,001	$925,085

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Communication Services	$(8,846,517)	$(5,866,655)	$(2,979,862)	$-
Consumer Discretionary	(36,835,553)	(26,476,881)	(10,358,672)	-
Consumer Staples	(21,387,513)	(15,036,189)	(6,351,324)	-
Energy	(5,753,241)	(3,977,628)	(1,775,613)	-
Financials	(17,079,731)	(10,174,693)	(6,905,038)	-
Health Care	(13,388,878)	(10,514,410)	(2,874,468)	-
Industrials	(36,621,391)	(26,521,419)	(10,099,972)	-
Information Technology	(14,964,336)	(8,799,195)	(6,165,141)	-
Materials	(21,652,529)	(11,017,708)	(10,634,821)	-
Real Estate	(3,945,282)	(3,945,282)	-	-
Contracts For Difference
Equity Contracts	(571,709)	(571,709)	-	-
Total Liabilities	$(181,046,680)	$(122,901,769)	$(58,144,911)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.